Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Companies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	$ 14,337	$ 7,403
Receivables from related companies, Non-Current	1,652	2,845
Current accounts payable to related parties	2,996,668	225,027
Significant transactions and effects on income/expenses	(210,274)	(120,141)	$ (123,198)
Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,203	1,444
Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2,052	1,429
U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,510	1,525
Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	476	763
Receivables from related companies, Non-Current	108	255
Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	4,765	2,081
Receivables from related companies, Non-Current	1,544	2,590
Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2,220	37
Trade Receivables [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	14,337	7,403
Receivables from related companies, Non-Current	1,652	2,845
Trade Receivables [Member] | Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	18	18
Trade Receivables [Member] | Endesa Energa S.A. [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	79	35
Trade Receivables [Member] | Endesa Energa S.A. [Member] | Other Services [Member] | Spain [Member] | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		1
Trade Receivables [Member] | Endesa Operaciones y Servicios Comerciales [Member] | Other Services [Member] | Spain [Member] | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		75
Trade Receivables [Member] | Endesa Operaciones y Servicios Comerciales [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	72
Trade Receivables [Member] | SACME [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	21	41
Receivables from related companies, Non-Current	108	255
Trade Receivables [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		32
Trade Receivables [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		1,289
Trade Receivables [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	753
Trade Receivables [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		10
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,354	4
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	24	16
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	7	1,489
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	97	94
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		120
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	879	918
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	373
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	267
Trade Receivables [Member] | Energa Nueva Energa Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		29
Trade Receivables [Member] | Energa Nueva Energa Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		17
Trade Receivables [Member] | Energa Nueva Energa Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	36	37
Trade Receivables [Member] | Enel Green Power Colombia [Member] | Other Services [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		237
Trade Receivables [Member] | Enel Green Power Participaes Ltda [Member] | Energy Sales [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	3,059	1,670
Receivables from related companies, Non-Current	1,544	2,590
Trade Receivables [Member] | Enel Green Power Participaes Ltda [Member] | Tolls [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	19	25
Trade Receivables [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	29
Trade Receivables [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Colombia | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,288
Trade Receivables [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	33	31
Trade Receivables [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	6	12
Trade Receivables [Member] | Enel Energia [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	83	87
Trade Receivables [Member] | Enel Green Power Argentina [[Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	330	594
Trade Receivables [Member] | Enel Green Power North America Inc [Member] | Other Services [Member] | UNITED STATES | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	29	6
Trade Receivables [Member] | Gas Atacama Chile [Member] | Current Mercantile Account | Chile | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	108	126
Trade Receivables [Member] | Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	155	106
Trade Receivables [Member] | Enel Generacin Chile S.A. | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	3
Trade Receivables [Member] | Enel Generacin Chile S.A. | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		2
Trade Receivables [Member] | Enel Generacin Chile S.A. | Other Services [Member] | Chile | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	22	22
Trade Receivables [Member] | Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	194
Trade Receivables [Member] | Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	230
Trade Receivables [Member] | Enel Green Power Brazil Participaes Ltda [Member] | Other Services [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,312	260
Trade Receivables [Member] | Enel Green Power SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	72
Trade Receivables [Member] | Energtica Monzon S.A.C [Member] | Other Services [Member] | Peru | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	191
Trade Receivables [Member] | Energtica Monzon S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	254
Trade Receivables [Member] | Enel Green Power Per (USD) [Member] | Other Services [Member] | Peru | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,091
Trade Receivables [Member] | Enel Green Power Per (USD) [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,700
Trade Receivables [Member] | Enel X S.R.L [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	149
Accounts Payable [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,996,668	225,027
Accounts Payable [Member] | Enel S.p.A [Member] | Other Services Rendered [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	45,886	41,175
Accounts Payable [Member] | Enel S.p.A [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	127	232
Accounts Payable [Member] | Enel S.p.A [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		5,546
Accounts Payable [Member] | Enel S.p.A [Member] | Other Services [Member] | ITALY | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		57
Accounts Payable [Member] | Enel S.p.A [Member] | Dividends [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	186,697	110,188
Accounts Payable [Member] | Enel S.p.A [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		121
Accounts Payable [Member] | Endesa Spain [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,637	1,302
Accounts Payable [Member] | SACME [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	237	258
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		81
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		237
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	153	261
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		60
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	209
Accounts Payable [Member] | Endesa Generacin [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	202	170
Accounts Payable [Member] | Endesa Generacin [Member] | Other Services [Member] | Spain [Member] | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	11
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	6,422	2,961
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	616
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	664	2,386
Accounts Payable [Member] | Enel Iberia Srl [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	155
Accounts Payable [Member] | Enel Iberia Srl [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,315
Accounts Payable [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,439	1,731
Accounts Payable [Member] | Enel Distribuzione [Member] | Purchase Of Materials | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		897
Accounts Payable [Member] | Gas Atacama Chile [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	153	81
Accounts Payable [Member] | Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	162
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		586
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	38,825	24,302
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		274
Accounts Payable [Member] | Enel Latinoamerica S.A. [Member] | Dividends [Member] | Spain [Member] | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	29	57
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	9,850	7,865
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		136
Accounts Payable [Member] | Enel Generacin Chile S.A. | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,329	1,809
Accounts Payable [Member] | Enel Generacin Chile S.A. | Other Services [Member] | Chile | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	116
Accounts Payable [Member] | Enel Generacin Chile S.A. | Other Services [Member] | Chile | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	46	3,198
Accounts Payable [Member] | Enel Generacin Chile S.A. | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	185	270
Accounts Payable [Member] | Enel Generacin Chile S.A. | Other Services [Member] | Chile | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	17	16
Accounts Payable [Member] | Yacylec S.A. [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	12	60
Accounts Payable [Member] | Enel Trade S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3,268	1,857
Accounts Payable [Member] | Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	371
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,467
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,913
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,110
Accounts Payable [Member] | Enel Green Power Brazil Participaes Ltda [Member] | Other Services [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	812	603
Accounts Payable [Member] | Enel Green Power Brazil Participaes Ltda [Member] | Energy Purchases [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	11,644	15,972
Accounts Payable [Member] | Enel Green Power Italy [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		77
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	63	63
Accounts Payable [Member] | Enel Fortuna S.A. [Member] | Other Services [Member] | PANAMA | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	53	58
Accounts Payable [Member] | Enel Green Power SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3,074	$ 80
Accounts Payable [Member] | Enel Green Power Per (USD) [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	101
Accounts Payable [Member] | Enel Green Power Per (USD) [Member] | Energy Purchase [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	513
Accounts Payable [Member] | Enel X S.R.L [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	523
Accounts Payable [Member] | Enel Sole [Member] | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	999
Accounts Payable [Member] | Enel Global Infrastructure And Network [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,171
Accounts Payable [Member] | Cesi S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	343
Accounts Payable [Member] | Endesa Distribucin Elctrica [Member | Other Services [Member] | Spain [Member] | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	273
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | IFRS Loans Payable [Member] | Holanda | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,466,231
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | Loans Payable1 [Member] | Holanda | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	77,566
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | Loans Payable 2 [Member] | Holanda | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	108,590
Accounts Payable [Member] | Enel Map [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	$ 16,089